Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule Of Financial Information By Reportable Segments

Summarized financial information for the Company’s reportable segments for each of the three fiscal months ended March 28, 2014 and March 29, 2013 is as follows:

	Three Fiscal Months Ended
(in millions)	March 28, 2014	March 29, 2013
Net Sales:
North America	$594.7	$705.0
Europe and Mediterranean	368.3	374.6
ROW	467.1	464.1

Total	$1,430.1	$1,543.7

Segment Operating Income (Loss):
North America	$32.3	$37.7
Europe and Mediterranean	(9.1)	(16.2)
ROW	(260.3)	11.3

Total	$(237.1)	$32.8

(in millions)	March 28, 2014	December 31, 2013
Total Assets:
North America	$1,367.4	$1,342.0
Europe and Mediterranean	1,238.4	1,232.8
ROW	1,702.7	2,004.1

Total	$4,308.5	$4,578.9

Corporate assets include cash, deferred income taxes, certain property, including property held for sale and prepaid expenses and other certain current and non-current assets.

	Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Net Sales:
North America	$2,751.6	$2,340.2	$2,120.2
Europe and Mediterranean	1,629.6	1,684.2	1,737.9
ROW	2,040.0	2,035.1	1,950.1

Total	$6,421.2	$6,059.5	$5,808.2

Segment Operating Income (Loss):
North America	$129.8	$126.1	$121.8
Europe and Mediterranean	(0.3)	(13.0)	30.3
ROW	82.2	86.3	62.5

Total	$211.7	$199.4	$214.6

Capital Expenditures:
North America	$33.5	$25.3	$22.2
Europe and Mediterranean	18.4	35.3	41.1
ROW	37.2	48.0	58.2

Total	$89.1	$108.6	$121.5

Depreciation Expense:
North America	$40.3	$30.0	$27.2
Europe and Mediterranean	40.3	38.0	38.3
ROW	38.0	34.5	32.1

Total	$118.6	$102.5	$97.6

Total Assets:
North America	$1,342.0	$1,483.4
Europe and Mediterranean	1,232.8	1,329.6
ROW	2,004.1	2,119.6

Total	$4,578.9	$4,932.6

Schedule Of Revenue To External Customers

Revenues by Major Product Lines Revenues to external customers are attributable to sales of electric utility, electrical infrastructure, construction, communications and rod mill wire product lines.

	Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Electric Utility	$2,148.5	$2,004.8	$1,792.8
Electrical Infrastructure	1,674.2	1,611.5	1,708.3
Construction	1,568.9	1,519.0	1,395.3
Communications	713.0	651.2	655.3
Rod Mill Products	316.6	273.0	256.5

Total	$6,421.2	$6,059.5	$5,808.2

Schedule Of Revenue To Unaffiliated Customers By Country

Geographic Information The following table presents net sales to unaffiliated customers by country of destination for the last three years and long-lived assets by country as of December 31:

	Net Sales			Long-lived Assets
	Year Ended			Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011	Dec 31, 2013	Dec 31, 2012
United States	$1,919.8	$1,859.5	$1,712.2	$331.7	$337.9
Canada	708.0	441.3	379.8	49.3	45.6
France	469.4	494.9	506.0	72.6	78.3
Brazil	421.3	477.6	420.4	105.0	121.3
Spain	280.7	319.0	400.1	166.0	169.8
Others	2,622.0	2,467.2	2,389.7	847.8	929.2

Total	$6,421.2	$6,059.5	$5,808.2	$1,572.4	$1,682.1